Goodwill	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

16.   GOODWILL

The following table shows goodwill by the CGU or group of CGUs to which it belongs and changes for the years ended December 31, 2019 and 2018:

		Balance as of	Balance as of	Transfer on	Balance as of
		1-1-2018	12-31-2018	mergers	12-31-2019
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	Generación Chile	—	—	24,860,356	24,860,356
GasAtacama Chile S.A.	Generación Chile	24,860,356	24,860,356	(24,860,356)	—
	Total	24,860,356	24,860,356	—	24,860,356

(*) Merged into Enel Generación Chile on September, 2019

The origin of goodwill as detailed below is a result of the acquisitions of the following entities, subsequently merged directly or indirectly into GasAtacama Chile S.A. (merged into Enel Generación Chile):

On July 12, 2002, Enel Generación Chile acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A. through a put option held by the minority shareholder International Finance Corporation (IFC).

On August 11, 2005, Enel Generación Chile acquired interest of Inversiones Lo Venecia Ltda., which held as its only asset 25% interest in Compañía Eléctrica San Isidro S.A.

On May 2, 2012, Empresa Eléctrica Pangue S.A. and Compañía Eléctrica San Isidro S.A. were merged with Compañía Eléctrica Tarapacá S.A., with the latter company being the surviving company.

On April 22, 2014, Enel Generación Chile purchased the 50% interest in Inversiones GasAtacama Holding Ltda. held by Southern Cross Latin America Private Equity Fund III L.P. at that time.

On October 1, 2016, Inversiones GasAtacama Holding Ltda. was merged with Compañía Eléctrica Tarapacá S.A., with the latter company being the surviving company.

On November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged with GasAtacama Chile S.A., with the latter company being the surviving company.

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the CGU’s or groups of CGU’s, to which the acquired goodwill has been allocated, allow recovery of its carrying amount as of December 31, 2019 and 2018 (see Note 3.b).